Initial Public Offering - Additional Information (Detail) - Colonnade Acquisition Corp. - $ / shares	7 Months Ended
	Dec. 31, 2020	Aug. 25, 2020
Initial Public Offering Disclosure [Line Items]
Sale of stock issue price per share		$ 10.00
Public Warrants [Member]
Initial Public Offering Disclosure [Line Items]
Stock shares issued during the period	20,000,000
Sale of stock issue price per share	$ 10.00
Exercise price of warrants	$ 11.50
Number of shares entitlement per warrant	1